DISPOSAL OF SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	3 Months Ended
	Jan. 16, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)
DISPOSAL OF SUBSIDIARIES
Total proceeds	¥ 295,000	¥ 295,000	¥ 157,013	$ 22,174
Less: The repayment of intercompany loans provided by the Company	¥ 18,600	(18,581)
Net consideration		276,419
Less: Cash and cash equivalents		7,987
Accounts receivable, net		5,203
Prepaid expenses and other current assets		4,137
Advance to sellers, net		57,364
Other receivables, net		81,566
Property, equipment and software, net		2,398
Intangible assets, net		12,333
Goodwill		124,383
Accounts payable		(5,729)
Advance from buyers collected on behalf of sellers		(80,372)
Other payables and accruals		(108,790)
Deferred income tax liability		(3,081)
Net assets of salvage cars related business		97,399
Gain on disposal of salvage car-related business		¥ 179,020